Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (4,302,912)	$ (83,538,021)	$ (1,210,595)	$ (36,353,700)
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		(60,438,070)	34,562,831	35,031,541
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		(25,615,351)	(32,153,192)	(71,761,571)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		2,121,045	(3,161,108)	426,560
PMI Azufre Industrial
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		0	0	42,214
Gas Bienestar
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		0	(282,452)	0
Pemex Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		0	0	(92,444)
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net		$ 394,355	$ (176,674)	$ 0